                                     Rule 497(e) File Nos. 33-5819 and 811-5034
Supplement

DATED SEPTEMBER 5, 2000 TO
PROSPECTUS DATED MAY 1, 2000

CITI(SM) NATIONAL TAX FREE INCOME FUND
(formerly CitiFunds(R) National Tax Free Income Portfolio)

The name of the Fund has been changed to Citi National Tax Free Income Fund. All front-end sales charges on Class A shares are waived effective July 14, 2000, and all Class B shares have been converted to Class A shares without imposition of any contingent deferred sales charge. Class B shares are no longer available.

Effective September 11, 2000, exchanges into certain of the CitiFunds or other mutual funds previously available for exchange will no longer be allowed. Please consult your Service Agent for more information.

CITITRADE PROGRAM. Effective September 5, 2000, shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.mycititrade.com, or call a Cititrade account representative at 1-888-663-CITI[2484].

Once you open your Cititrade Account, you will be subject to the general account requirements of the Cititrade Program, as described in the Cititrade account application, and will have access to all the electronic financial services made available from time to time over the Internet by the Cititrade Program. The prospectus for the Fund is readily available for viewing and printing on the Cititrade website. Please note that www.mycititrade.com is an inactive textual reference only, meaning that the information contained on the website is not part of the prospectus for the Fund and is not incorporated therein or herein by reference.

Investors who have established an account with Cititrade may receive shareholder information about the Fund they invest in electronically, unless they otherwise request to receive the information in paper format. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements. Cititrade shareholders may also receive other Fund-related correspondence through their e-mail account.

You may incur costs imposed by your Internet service provider for on-line access to shareholder documents and maintaining an e-mail account. The Fund reserves the right to deliver paper-based documents to investors in certain circumstances, at no cost to you.

                                     Rule 497(e) File Nos. 33-5819 and 811-5034

Supplement

DATED SEPTEMBER 5, 2000 TO
PROSPECTUS DATED MAY 1, 2000

CITI(SM) NEW YORK TAX FREE INCOME FUND
(formerly CitiFunds(R) New York Tax Free Income Portfolio)

The name of the Fund has been changed to Citi New York Tax Free Income Fund. All front-end sales charges on Class A shares are waived effective July 14, 2000, and all Class B shares have been converted to Class A shares without imposition of any contingent deferred sales charge. Class B shares are no longer available.

Effective September 11, 2000, exchanges into certain of the CitiFunds or other mutual funds previously available for exchange will no longer be allowed. Please consult your Service Agent for more information.

CITITRADE PROGRAM. Effective September 5, 2000, shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.mycititrade.com, or call a Cititrade account representative at 1-888-663-CITI[2484].

Once you open your Cititrade Account, you will be subject to the general account requirements of the Cititrade Program, as described in the Cititrade account application, and will have access to all the electronic financial services made available from time to time over the Internet by the Cititrade Program. The prospectus for the Fund is readily available for viewing and printing on the Cititrade website. Please note that www.mycititrade.com is an inactive textual reference only, meaning that the information contained on the website is not part of the prospectus for the Fund and is not incorporated therein or herein by reference.

Investors who have established an account with Cititrade may receive shareholder information about the Fund they invest in electronically, unless they otherwise request to receive the information in paper format. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements. Cititrade shareholders may also receive other Fund-related correspondence through their e-mail account.

You may incur costs imposed by your Internet service provider for on-line access to shareholder documents and maintaining an e-mail account. The Fund reserves the right to deliver paper-based documents to investors in certain circumstances, at no cost to you.

                                     Rule 497(e) File Nos. 33-5819 and 811-5034

Supplement

DATED SEPTEMBER 5, 2000 TO
PROSPECTUS DATED MAY 1, 2000

CITI(SM) CALIFORNIA TAX FREE INCOME FUND
(formerly CitiFunds(R) California Tax Free Income Portfolio)

The name of the Fund has been changed to Citi California Tax Free Income Fund. All front-end sales charges on Class A shares are waived effective July 14, 2000, and all Class B shares have been converted to Class A shares without imposition of any contingent deferred sales charge. Class B shares are no longer available.

Effective September 11, 2000, exchanges into certain of the CitiFunds or other mutual funds previously available for exchange will no longer be allowed. Please consult your Service Agent for more information.

CITITRADE PROGRAM. Effective September 5, 2000, shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.mycititrade.com, or call a Cititrade account representative at 1-888-663-CITI[2484].

Once you open your Cititrade Account, you will be subject to the general account requirements of the Cititrade Program, as described in the Cititrade account application, and will have access to all the electronic financial services made available from time to time over the Internet by the Cititrade Program. The prospectus for the Fund is readily available for viewing and printing on the Cititrade website. Please note that www.mycititrade.com is an inactive textual reference only, meaning that the information contained on the website is not part of the prospectus for the Fund and is not incorporated therein or herein by reference.

Investors who have established an account with Cititrade may receive shareholder information about the Fund they invest in electronically, unless they otherwise request to receive the information in paper format. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements. Cititrade shareholders may also receive other Fund-related correspondence through their e-mail account.

You may incur costs imposed by your Internet service provider for on-line access to shareholder documents and maintaining an e-mail account. The Fund reserves the right to deliver paper-based documents to investors in certain circumstances, at no cost to you.

                                     Rule 497(e) File Nos. 33-5819 and 811-5034

Supplement

DATED SEPTEMBER 5, 2000 TO
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2000

CITI(SM) NATIONAL TAX FREE INCOME FUND
(formerly CitiFunds(R) National Tax Free Income Portfolio)

CITI(SM) NEW YORK TAX FREE INCOME FUND
(formerly CitiFunds(R) New York Tax Free Income Portfolio)

CITI(SM) CALIFORNIA TAX FREE INCOME FUND
(formerly CitiFunds(R) California Tax Free Income Portfolio)

The Funds have changed their names to Citi National Tax Free Income Fund, Citi New York Tax Free Income Fund and Citi California Tax Free Income Fund. Effective September 5, 2000, the Funds have new business addresses, new officers and new distributors. More information is provided below.

ADDRESS.

    CitiFunds Tax Free Income Trust
    388 Greenwich Street
    New York, New York 10013
    Telephone 800-451-2010

DISTRIBUTOR. The new Distributor for the Funds is Salomon Smith Barney, Inc. ("Salomon Smith Barney"), 388 Greenwich Street, New York, New York 10013. Salomon Smith Barney will serve as the Distributor of each Fund's shares pursuant to Distribution Agreements with CitiFunds Tax Free Income Trust (the "Trust") with respect to the Funds (the "Distribution Agreements"). Under the Distribution Agreements, Salomon Smith Barney is obligated to use its best efforts to sell shares of the Funds.

The Distribution Agreements are terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority of the relevant Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the relevant Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board members of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements will terminate automatically in the event of their assignment, as defined in the 1940 Act and the rules and regulations thereunder.

OFFICERS. The new officers of the Trust and their principal occupations during the past five years will be as set forth below. Their titles may have varied during that period. Asterisks indicate that those officers are "interested persons" (as defined in the 1940 Act) of the Funds. Unless otherwise indicated below, the address of each officer is 388 Greenwich Street, New York, New York 10013.

HEATH B. McLENDON* (age 66) - President of the Trust; Chairman, President, and Chief Executive Officer of SSB Citi Fund Management LLC ("SSB Citi") (since March 1996); Managing Director of Salomon Smith Barney (since August 1993); President of Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.

LEWIS E. DAIDONE* (age 42) - Senior Vice President and Treasurer of the Trust; Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney mutual funds; Treasurer and Senior Vice President or Executive Vice President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA. His address is 125 Broad Street, New York, New York 10004.

IRVING DAVID* (age 39) - Controller of the Trust; Director of Salomon Smith Barney; formerly Assistant Treasurer of First Investment Management Company. Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

FRANCES GUGGINO* (age 42) - Assistant Controller of the Trust; Vice President of Citibank, N.A. since February, 1991.

PAUL BROOK* (age 46) - Assistant Controller of the Trust; Director of Salomon Smith Barney; Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP. His address is 125 Broad Street, New York, New York 10004.

ANTHONY PACE* (age 35); Assistant Treasurer of the Trust. Mr. Pace is Vice President - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

MARIANNE MOTLEY* (age 41) -- Assistant Treasurer of the Trust. Ms. Motley is Director - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

ROBERT I. FRENKEL, ESQ.* (age 45) -- Secretary of the Trust Mr. Frenkel is a Managing Director and General Counsel - Global Mutual Funds for SSB Citi Asset Management Group. Since 1994, when he joined Citibank as a Vice President and Division Counsel, he has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA, ESQ.* (age 38) -- Assistant Secretary of the Trust. Mr. Mandia is a Vice President and Associate General Counsel for SSB Citi Asset Management Group. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS, ESQ.* (age 30) -- Assistant Secretary of the Trust. Ms. Emmens has been a Vice President and Associate General Counsel of SSB Citi Asset Management Group since 1998, where she has been responsible for legal affairs relating to mutual funds and other investment products. Before joining Citibank, Ms. Emmens was Counsel at The Dreyfus Corporation since 1995.

HARRIS GOLDBLAT, ESQ.* (age 30) -- Assistant Secretary of the Trust. Associate General Counsel at SSB Citi Asset Management Group since April 2000. From June 1997 to March 2000, he was an associate at the law firm of Stroock & Stroock & Lavan LLP, New York City, and from September 1996 to May 1997, he was an associate at the law firm of Sills Cummis Radin Tischman Epstein & Gross, Newark, NJ. From August 1995 to September 1996, Mr. Goldblat served as a law clerk to the Honorable James M. Havey, P.J.A.D., in New Jersey.

The officers of the Trust also hold comparable positions with certain other funds for which Salomon Smith Barney or its affiliates serve as the distributor or administrator.